CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Allowance for accounts receivables | ¥	¥ 79,952	¥ 54,972
Allowance for contract assets | ¥	¥ 19,810	¥ 9,901
Class A
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	26,998,861	30,015,905
Ordinary shares, outstanding	26,998,861	30,015,905
Class B
Ordinary shares, authorized	900,000,000	900,000,000
Ordinary shares, issued	130,143,350	101,143,806
Ordinary shares, outstanding	129,146,306	101,143,806